Performance Management - VanEck Gold Miners ETF	Sep. 19, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad-based benchmark index. Prior to market close on September 19, 2025, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index (the “Prior Index”). Therefore, performance information prior to market close on September 19, 2025 reflects the performance of the Fund while seeking to replicate the Prior index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks ofinvesting in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annualreturns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmarkindex and a broad-based benchmark index.
Bar Chart [Heading]	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	The year-to-date total return as of June 30, 2025 was 53.61%.

Best Quarter:	56.29%	2Q 2020
Worst Quarter:	-28.41%	2Q 2022

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	53.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	56.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Performance Table Closing [Text Block]	See “License Agreement and Disclaimers” for important information.
Performance Availability Website Address [Text]	www.vaneck.com